Shareholders' Equity (Schedule of share-based compensation expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 448	$ 462	$ 388
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	134	157	141
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	292	277	224
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 22	$ 28	$ 23